SUBSEQUENT EVENTS - Narrative (Details) - EUR (€) € / shares in Units, € in Thousands		2 Months Ended	12 Months Ended
	Feb. 25, 2022	Feb. 18, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Common shares repurchased (in shares)			1,167,592	819,483
Common Shares | Share Repurchase Program
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid to repurchase shares			€ 231,024	€ 119,771
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in Euro per share)	€ 1.362
Dividends declared, aggregate amount	€ 250,000
Potential ordinary share transactions | Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Aggregate common shares held in treasury (in shares)		10,470,922
Potential ordinary share transactions | Common Shares | Share Repurchase Program
Disclosure of non-adjusting events after reporting period [line items]
Common shares repurchased (in shares)		390,819
Consideration paid to repurchase shares		€ 80,100